Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Moleculin, LLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 11,336	$ 11,005